Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans	$ 14,505	$ 13,641
Investment securities	2,905	3,659
Other	245	271
Total interest and dividend income	17,655	17,571
Interest expense
Deposits	2,137	3,192
Borrowings	1,766	1,807
Total interest expense	3,903	4,999
Net interest income	13,752	12,572
Provision for loan losses	967	1,334
Net interest income after provision for loan losses	12,785	11,238
Non-interest income
Service charges on deposit accounts and other fees	1,267	1,212
Net gains on sales of mortgage loans held for sale	973	1,205
Net realized gain on sales of available-for-sale securities	25	104
Insurance and brokerage commissions	121	132
Other	136	85
Total non-interest income	2,522	2,738
Non-interest expense
Salaries and employee benefits	6,292	6,146
Net occupancy expense	703	693
Equipment expense	722	726
Data processing fees	960	885
Professional fees	831	434
Marketing expense	563	245
Supplies and communication	341	282
Loan collection and repossession expense	38	173
Other	1,836	1,728
Total non-interest expense	12,286	11,312
Income before income taxes	3,021	2,664
Provision for income taxes	1,121	968
Net income	$ 1,900	$ 1,696
Per common share:
Basic net income per common share (in dollars per share)	$ 0.47	$ 0.40
Diluted net income per common share (in dollars per share)	$ 0.44	$ 0.39
Dividends declared per common share (in dollars per share)	$ 0.20	$ 0.20
Basic weighted average common shares outstanding (in shares)	4,075,562	4,259,064
Diluted weighted average common shares outstanding (in shares)	4,352,781	4,295,093